Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising costs	$ 16,500	$ 4,800	$ 3,600
Maximum additional tax rate on distribution of dividends	10.00%
Settlement percentage	50.00%
Additional ordinary shares		964,123	520,605
Options excluded from dilution calculation
Stratasys Shareholders [Member]
Ownership percentage	55.00%
Objet Shareholders [Member]
Ownership percentage	45.00%
Foreign Company [Member]
Ownership percentage	25.00%